OTHER INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
Other Information
Composition of the values of acquisition of BAC Florida and its subsidiaries and goodwill in the acquisition of shares

We present below, the composition of the values of acquisition of BAC Florida and its subsidiaries and goodwill in the acquisition of shares as determined:

R$ thousand
Payment to BAC Florida	3,161,724
Total cost of acquisition	3,161,724
- Fair value of net assets acquired (provisional amount) (1)	1,595,336
- Identifiable intangible assets	1,003,266
- Goodwill on the acquisition of shares	563,122
(1)	Adjustment of provisions for expected losses, in accordance with IFRS 9 and lease agreements, in accordance with IFRS 16.

Provisional amounts for the assets and liabilities - BAC Florida Bank

We present the amounts for the assets and liabilities acquired on October 30, 2020 base date of the acquisition:

R$ thousand
BAC Florida Bank

Assets
Cash and due from banks	2,385,237
Securities and derivative financial instruments	1,158,008
Loans	9,337,171
Property and equipment	39,779
Intangibles	13,073
Other assets	408,724
Total assets	13,341,992

Liabilities
Deposits from customers	10,951,685
Other liabilities	794,971
Shareholders’ equity	1,595,336
Total	13,341,992

The following intangible assets of defined useful life not recognized in BAC Florida Bank’s individual financial statement and goodwill were recognized in the consolidated financial statements

The following intangible assets of defined useful life not recognized in BAC Florida Bank’s individual financial statement and goodwill were recognized in the consolidated financial statements.

Intangibles not recognized in the financial statement	R$ thousand	Life Cycle - months	Approach
Relationship with customers	209,690	204	Income approach - MEEM
Core deposits (1)	484,144	215	Income approach
Licenses	309,432	60	Market approach
Goodwill	563,122	Undefined
Total	1,566,388
(1)	Considering the characteristics of BAC's deposit portfolio, it was observed that there is funding remunerated at rates lower than the average cost of funding from similar financial institutions. Thus, it was understood that there is no restriction for the use of these funds in credit operations, thus identifying the existence of intangible assets.